Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2024
Trade and other receivables
Summary of trade and other receivables

	June 30,	December 31,
	2024	2023
	£ 000	£ 000
R&D tax relief receivable	7,251	16,416
Government grants and VAT receivable	5,824	4,060
Prepayments	6,175	5,062
Other receivables	808	875
	20,058	26,413